Investment in Joint Venture - Investments accounted for by the Equity method and the share of (loss)/income of these investments (Details) € in Thousands		12 Months Ended
	Jun. 26, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 26, 2023 SAR (ر.س)
Investment in Associate
Investments accounted for by the equity method		€ 2,784
Share of (loss) income of investments accounted for by the Equity method	€ 9,436	€ 9,436
JV
Investment in Associate
% Holding	20.00%	20.00%
Investments accounted for by the equity method	€ 4,973	€ 2,784	ر.س 20,000,000
Share of (loss) income of investments accounted for by the Equity method		€ (302)
JV | LIFERA
Investment in Associate
% Holding	80.00%
Investments accounted for by the equity method	€ 19,892		ر.س 80,000,000